Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Other information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instruments
Financial assets at amortised cost	€ 1,148,957.0		€ 1,203,707.0
Tax expense	2,367.0	€ 2,707.0
Tax on the interest and commission margins
Debt Instruments
Tax expense	174.0
Loans and advances to customers
Debt Instruments
Financial assets at amortised cost	957,147.0		€ 1,011,042.0
Appeal Against The Ministerial Order, Law 7/2024 of 20 December | Loans and advances to customers
Debt Instruments
Financial assets at amortised cost	€ 154.3